Investment in Joint Ventures and Majority Owned Subsidiaries (Tables)	12 Months Ended
Jul. 02, 2017
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

In addition, the equity loss of joint ventures for SAL LLC included the following for the periods presented (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Loss on guarantee of SAL LLC vendor contract	$—	$—	$123
Loss on loan to SAL LLC	$—	$225	$100
Loss on guarantee of SAL LLC credit facility	$—	$247	$488

STRATTEC’s joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	July 2, 2017	July 3, 2016
Investment in Joint Ventures:
Investment in VAST LLC	$16,840	$14,168

Other Current Liabilities:
Investment in SAL LLC	$463	$1,265